Sales Tax	12 Months Ended
Dec. 31, 2020
Retail Land Sales, Description [Abstract]
Sales Tax

Note 8 – Sales Tax

On September 21, 2018, the U.S. Supreme Court issued a ruling in South Dakota v. Wayfair, Inc. and overruled the Quill Corp v. North Dakota (which had established that, as a general matter, a jurisdiction may only impose sales and use tax collection obligations on sellers with a physical presence in that jurisdiction). As a result of the Wayfair ruling, many U.S. jurisdictions now require remote sellers to collect sales and use tax upon satisfying certain sales thresholds. During the year ended December 31, 2019, the Company completed an evaluation of its sales and use tax obligations in all jurisdictions that have a material impact on the Company’s operations and registered for sales tax collection in all applicable jurisdictions. In certain jurisdictions registration required the payment of taxes, interest and/or penalties. As a result of the evaluation noted above, the Company’s management believes that the final disposition of pending sales and use tax matters related to registration as a remote seller, if any, will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.